UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:	June 30, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bernzott Capital Advisors

Address: 888 West Ventura Blvd, Suite B
         Camarillo, CA  93010

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Hans T. Walsh
Title: Vice President and Chief Compliance Officer
Phone: 805-389-9445
Signature,              Place,                   and Date of Signing:
Hans T. Walsh   	Camarillo, CA               July 31, 2007
Report Type (Check only one):
[ ] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[X] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
Form 13F Information Table Entry Total:           27
Form 13F Information Table Value Total:       865682
List of Other Included Managers:                None




FORM 13F INFORMATION TABLE

                      TITLE OF                VALUE     SHARES/ SH
NAME OF ISSUER         CLASS       CUSIP     (x$1000)   PRN AMT PR

Aaron Rents		COM	2535201		26343	902170	SOLE
Allied Capital		COM	01903q108	51106	1650710	SOLE
American States Water	COM	29899101	9028	253804	SOLE
Aqua America		COM	03836W103	2361	105000	SOLE
Atmos Energy		COM	49560105	32703	1087920	SOLE
D R Horton		COM	23331A109	1923	96500	SOLE
Entertainment PropertiesCOM	29380t105	49052	912085	SOLE
Equity Inns 		COM	294703103	59041	2635760	SOLE
Family Dollar Store	COM	307000109	42253	1231155	SOLE
GATX			COM	361448103	46361	941335	SOLE
HRPT Properties		COM	40426w101	41188	3960351	SOLE
Health Care REIT	COM	42217k106	42516	1053420	SOLE
Heartland Express	COM	422347104	10271	630150	SOLE
IndyMac Bancorp		COM	456607100	43794	1501330	SOLE
O'Reilly Automotive	COM	686091109	2614	71530	SOLE
Pacific Capital Bancorp	COM	69404p101	42223	1564992	SOLE
Pentair			COM	709631105	58023	1504365	SOLE
Plum Creek Timber	COM	729251108	10711	257116	SOLE
Realty Income 		COM	756109104	33298	1321855	SOLE
Sonic 			COM	835451105	43726	1976785	SOLE
Sonoco 			COM	835495102	52903	1235769	SOLE
Standard Pacific 	COM	85375C101	34868	1989065	SOLE
Total System Services	COM	891906109	2259	76550	SOLE
Trustmark 		COM	898402102	42679	1650405	SOLE
UDR			COM	902653104	18495	703245	SOLE
Washington REIT		COM	939653101	16366	481350	SOLE
iStar Financial		COM	45031u101	49577	1118360	SOLE